	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS
	June 30, 2021
	(unaudited)
Equities: 90.2%
SHARES	COMPANY	VALUE
AEROSPACE & DEFENSE -- 2.3%
2,400	General Dynamics Corp	$ 451,824
2,200	L3Harris Technologies Inc	475,530
		927,354
APPAREL & TEXTILE PRODUCTS -- 1.4%
4,800	Ralph Lauren Corporation	565,488
		565,488
ASSET MANAGEMENT -- 3.4%
900	Blackrock Inc	787,473
4,800	Raymond James Financial	623,520
		1,410,993
BEVERAGES -- 1.1%
4,900	Monster Beverage Corp*	447,615
		447,615
BIOTECH & PHARMA -- 3.6%
2,900	Johnson & Johnson	477,746
12,500	Pfizer Inc	489,500
900	Regeneron Pharmaceuticals*	502,686
		1,469,932
CHEMICALS -- 4.7%
2,400	Air Products & Chemicals	690,432
8,000	CF Industries Holdings	411,600
2,100	Ecolab Inc	432,537
3,650	FMC Corporation	394,930
		1,929,499
COMMERCIAL SUPPORT SERVICES -- 3.5%
5,900	Republic Services Inc	649,059
6,600	Waste Connections Inc	788,238
		1,437,297
CONSTRUCTION MATERIALS -- 3.3%
3,300	Carlisle Cos Inc	631,554
7,300	Owens Corning	714,670
		1,346,224
CONTAINERS & PACKAGING -- 1.4%
4,200	Packaging Corp Of America	568,764
		568,764
DIVERSIFIED INDUSTRIALS -- 2.9%
6,100	Emerson Electric Company	587,064
2,700	Honeywell International Inc	592,245
		1,179,309
E-COMMERCE DISCRETIONARY -- 2.1%
250	Amazon.Com Inc*	860,040
		860,040
ELECTRIC UTILITIES -- 1.8%
4,500	American Electric Power	380,655
5,200	Consolidated Edison Inc	372,944

		753,599
ELECTRICAL EQUIPMENT -- 4.0%
6,200	Ametek Inc	827,700
1,700	Roper Technologies Inc	799,340
		1,627,040
	VOLUMETRIC FUND, INC. – STATEMENT OF NET ASSETS (unaudited) June 30, 2021 (continued)
SHARES	COMPANY	VALUE
ENGINEERING & CONSTRUCTION -- 2.0%
6,200	Jacobs Engineering Group	$ 827,204
		827,204
ENTERTAINMENT CONTENT -- 2.4%
4,700	Activision Blizzard Inc	448,568
3,119	The Walt Disney Co*	548,227
		996,795
ETF (EXCHANGE TRADED FUND) -- 5.2%
5,000	SPDR S&P 500 ETF Trust	2,140,300
		2,140,300
FOOD -- 1.1%
7,000	Mondelez International	437,080
		437,080
HEALTH CARE FACILITIES & SERVICES -- 2.3%
7,300	Cardinal Health Inc	416,757
1,300	Unitedhealth Group Inc	520,572
		937,329
HOME & OFFICE PRODUCTS -- 1.1%
2,100	Whirlpool Corp	457,842
		457,842
HOUSEHOLD PRODUCTS -- 1.1%
5,300	Church & Dwight Co Inc	451,666
		451,666
INSTITUTIONAL FINANCIAL SERVICES -- 3.3%
2,400	CME Group Inc	510,432
9,180	Morgan Stanley	841,714
		1,352,146
INSURANCE -- 1.2%
10,000	American Intl Group Inc	476,000
		476,000
INTERNET MEDIA & SERVICES -- 2.1%
350	Alphabet Inc Class A*	854,626
		854,626
MACHINERY -- 1.4%
2,700	Stanley Black & Decker	553,473
		553,473
MEDICAL EQUIPMENT & DEVICES -- 1.2%
1,200	Cooper Companies Inc	475,524
		475,524
OIL & GAS PRODUCERS -- 1.3%
29,000	Kinder Morgan Inc	528,670
		528,670
RETAIL -- CONSUMER STAPLES -- 2.2%

1,100	Costco Wholesale Corp	435,237
3,300	Walmart Inc	465,366
		900,603
SEMICONDUCTORS -- 6.0%
3,600	Analog Devices Inc	619,776
9,600	Applied Materials Inc	1,367,040
8,600	Intel Corporation	482,804
		2,469,620

VOLUMETRIC FUND, INC. – STATEMENT OF NET ASSETS (unaudited) June 30, 2021 (continued)
SHARES	COMPANY	VALUE
SOFTWARE -- 6.0%
1,500	Autodesk Inc*	$ 437,850
5,100	Cerner Corp	398,616
2,600	Microsoft Corporation	704,340
3,700	Salesforce.Com Inc*	903,799
		2,444,605
TECHNOLOGY HARDWARE -- 3.2%
6,400	Apple Inc	876,544
14,000	HP Inc	422,660
		1,299,204
TECHNOLOGY SERVICES -- 6.9%
2,500	Automatic Data Processing	496,550
3,000	Fidelity National Information Services	425,010
4,300	Leidos Holdings Inc	434,730
5,200	Paychex Inc	557,960
3,900	Visa Inc Class A	911,898
		2,826,148
TRANSPORTATION & LOGISTICS -- 1.9%
6,200	Expeditors Intl Wash Inc	784,920
		784,920
TRANSPORTATION EQUIPMENT -- 1.1%
5,600	Wabtec Corp	460,880
		460,880
WHOLESALE -- CONSUMER STAPLES -- 1.7%
9,200	Bunge Ltd	718,980
		718,980

TOTAL EQUITIES (Cost: $ 22,275.930)		36,916,769
INVESTMENT COMPANY 9.7%
3,964,282 Shares -- Fidelity Investment Money Market
Gov Portfolio - Class I, 0.01%** (Cost: $3,964,282)		3,964,282
TOTAL INVESTMENTS (Cost: $26,240,212): 99.9%		40,881,051
RECEIVABLE: 0.1%
Dividends and Interest Receivable		37,098
TOTAL RECEIVABLES		37,098
TOTAL ASSETS		40,918,149
Less Liabilities:		-

NET ASSETS 100.0%	$40,918,149
VOLUMETRIC SHARES OUTSTANDING	1,591,812
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE	$25.71

See notes to financial statements
*Non-income producing security. ** Variable Rate Security. The rate presented is as of June 30, 2021.

The following is the valuation policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2021, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$ 36,916,769	$ 0	$ 0	$ 36,916,769
Short Term Investments	$ 3,964,282	$ 0	$ 0	$ 3,964,282
Total	$ 40,881,051	$ 0	$ 0	$ 40,881,051

(1)Please refer to the Statement of Net Assets to view Common Stocks segregated by industry type.

During the period ended June 30, 2021, the fund did not hold any Level 2 or Level 3 securities, nor were there any transfers into or out of Level 2 or Level 3.